Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Balance at the beginning	€ 568	€ 770	€ 935
Increases	(27)	(202)	(165)
Decreases			1
Balance at the end	541	568	770
Impairment amount on amortizable intangible assets	0	0	0
Gross
Intangible assets
Balance at the beginning	3,732	3,717	3,674
Increases	194	15	53
Decreases			10
Balance at the end	3,926	3,732	3,717
Amortization
Intangible assets
Balance at the beginning	(3,164)	(2,947)	(2,739)
Increases	(221)	(217)	(217)
Decreases			(10)
Balance at the end	(3,384)	(3,164)	(2,947)
Library of compounds | Gross
Intangible assets
Balance at the beginning	2,142	2,142	2,142
Balance at the end	2,142	2,142	2,142
Library of compounds | Amortization
Intangible assets
Balance at the beginning	(1,651)	(1,487)	(1,322)
Increases	(165)	(165)	(165)
Balance at the end	(1,816)	(1,651)	(1,487)
Software licenses
Intangible assets
Increases	200
Depreciation expenses	200	200	200
Intangible assets acquired	200
Software licenses | Gross
Intangible assets
Balance at the beginning	1,590	1,575	1,533
Increases	194	15	53
Decreases			10
Balance at the end	1,784	1,590	1,575
Software licenses | Amortization
Intangible assets
Balance at the beginning	(1,512)	(1,460)	(1,417)
Increases	(56)	(52)	(53)
Decreases			(10)
Balance at the end	€ (1,568)	€ (1,512)	€ (1,460)